Note 20 - Business Segments - Segment Profit or Loss (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Operating Income (Loss)	¥ 6,762,202	¥ 5,134,307	¥ 6,140,354
Intersegment Eliminations [Member]
Operating Income (Loss)	(178,122)	(157,254)	(136,375)
Network Service and Systems Integration Business [Member]
Operating Income (Loss)	5,430,148	3,853,960	5,127,807
ATM Operation Business [Member]
Operating Income (Loss)	¥ 1,510,176	¥ 1,437,601	¥ 1,148,922